Net Change In Non-Cash Operating Working Capital - Summary Of Changes In Non Cash Operating Working Capital (Detail) - Non Cash Item [Member] - CAD ($) $ in Millions	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025
Schedule Of Changes In Non Cash Operating Working Capital [Line Items]
Accounts receivable	$ 39.4	$ 29.8
Taxes receivable	(61.6)	(128.3)
Taxes payable	9.4	(7.4)
Inventories	(19.5)	294.9
Prepaid expenses and other current assets	41.5	10.5
Accounts payable and accrued liabilities	(15.1)	(124.5)
Derivative financial instruments (net)	$ (5.9)	$ 75.1